Asbestos - Summary of Net Unfunded AFFA Liability, Net of Tax (Details) $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 AUD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 AUD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 AUD ($)
Asbestos Net Liability [Roll Forward]
Change in claims handling cost estimate	$ 0.5		$ (8.5)		$ (1.2)
Net Unfunded AFFA Liability, net of tax
Asbestos Net Liability [Roll Forward]
Net Unfunded AFFA liability, net of tax, Beginning Balance	(399.0)
Asbestos claims paid	0.0
Payment received in accordance with AFFA	99.2
AICF claims-handling costs incurred (paid)	0.0
AICF operating costs paid - non claims-handling	(2.9)
Change in actuarial estimate	(137.5)
Change in claims handling cost estimate	0.5
Impact on deferred income tax due to change in actuarial estimate	41.1
Insurance recoveries	0.0
Movement in income tax payable	(40.0)
Other movements	7.1
Effect of foreign exchange	13.4
Net Unfunded AFFA liability, net of tax, Ending Balance	(418.1)		(399.0)
Deferred Tax Assets
Asbestos Net Liability [Roll Forward]
Asbestos, deferred tax assets, beginning balance	284.5		294.0
Impact on deferred income tax due to change in actuarial estimate	41.1
Movement in income tax payable	(39.0)
Other movements	(2.8)
Effect of foreign exchange	(8.8)
Asbestos, deferred tax assets, beginning balance	284.5		294.0
Income Tax Payable
Asbestos Net Liability [Roll Forward]
Asbestos, income tax payable, beginning balance	39.5
Movement in income tax payable	(1.0)
Other movements	0.4
Effect of foreign exchange	(1.0)
Asbestos, income tax payable, ending balance	37.9		39.5
Net Unfunded AFFA Liability
Asbestos Net Liability [Roll Forward]
Asbestos, net liability, beginning balance	(732.5)
Payment received in accordance with AFFA	99.2
AICF operating costs paid - non claims-handling	(2.9)
Change in actuarial estimate	(137.5)
Change in claims handling cost estimate	0.5
Other movements	9.5
Effect of foreign exchange	23.2
Asbestos net liability, ending balance	(740.5)		(732.5)
Asbestos Liability
Asbestos Net Liability [Roll Forward]
Asbestos, net liability, beginning balance	(989.7)
Asbestos claims paid	113.2
AICF claims-handling costs incurred (paid)	1.2
Change in actuarial estimate	(139.6)
Change in claims handling cost estimate	0.5
Effect of foreign exchange	30.8
Asbestos net liability, ending balance	(983.6)		(989.7)
Insurance Receivables
Asbestos Net Liability [Roll Forward]
Asbestos, net liability, beginning balance	31.5
Change in actuarial estimate	2.1
Insurance recoveries	(3.9)
Effect of foreign exchange	(1.0)
Asbestos net liability, ending balance	28.7		31.5
Restricted Cash and Investments
Asbestos Net Liability [Roll Forward]
Asbestos, net liability, beginning balance	224.2
Asbestos claims paid	(113.2)
Payment received in accordance with AFFA	99.2	$ 149.6	91.8	$ 137.5	$ 109.6	$ 158.8
AICF claims-handling costs incurred (paid)	(1.2)
AICF operating costs paid - non claims-handling	(2.9)
Insurance recoveries	3.9
Other movements	10.3
Effect of foreign exchange	(6.6)
Asbestos net liability, ending balance	213.7		224.2
Other Assets and Liabilities
Asbestos Net Liability [Roll Forward]
Asbestos, net liability, beginning balance	1.5
Other movements	(0.8)
Effect of foreign exchange	0.0
Asbestos net liability, ending balance	$ 0.7		$ 1.5